Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2008-2

Class A-1 Floating Rate Asset Backed Notes

Class A-2 Floating Rate Asset Backed Notes

Class A-3 Floating Rate Asset Backed Notes

Class B 10.75 % Asset Backed Notes

Class C 13.15 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2008-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as the Backup Servicer and Trust Collateral Agent, dated as of November 17, 2008. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	12/01/2008
Monthly Period Ending:	12/31/2008
Prev. Distribution/Close Date:	12/08/2008
Distribution Date:	01/06/2009
Days of Interest for Period:	29
Days in Collection Period:	31
Months Seasoned:	2

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	37,905	11/18/2008	11/26/2008	$645,161,864
Total	37,905			$645,161,864

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$642,429,142

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	14,700,103

	{3}	Collections on Receivables paid off during period	{3}	2,291,367

	{4}	Receivables becoming Liquidated Receivables during period	{4}	50,976

	{5}	Receivables becoming Purchased Receivables during period	{5}	0

	{6}	Other Receivables adjustments	{6}	13

	{7}	Less amounts allocable to Interest	{7}	(8,514,025)

	{8}	Total Monthly Principal Amounts		{8}	8,528,434

{9}	End of period Aggregate Principal Balance			{9}	$633,900,708

{10}	Pool Factor			{10}	98.2545224%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:			Class A-1	Class A-2	Class A-3
{11}	Original Note Balance	{11}	$113,000,000	$197,000,000	$66,774,000

{12}	Beginning of period Note Balance	{12}	$108,353,993	$197,000,000	$66,774,000

{13}	Noteholders’ Principal Distributable Amount	{13}	8,528,434	0	0
{14}	Noteholders’ Accelerated Principal Amount	{14}	4,364,595	0	0
{15}	Aggregate Principal Parity Amount	{15}	0	0	0
{16}	Matured Principal Shortfall	{16}

{17}	End of period Note Balance	{17}	$95,460,964	$197,000,000	$66,774,000

{18}	Note Pool Factors	{18}	84.4787292%	100.0000000%	100.0000000%

			Class B	Class C	TOTAL
			$50,645,000	$72,581,000	$500,000,000

{19}	Beginning of period Note Balance	{19}	$50,645,000	$72,581,000	$495,353,993

{20}	Noteholders’ Principal Distributable Amount	{20}	0	0	8,528,434
{21}	Noteholders’ Accelerated Principal Amount	{21}	0	0	4,364,595
{22}	Aggregate Principal Parity Amount	{22}	0	0	0
{23}	Matured Principal Shortfall	{23}			0

{24}	End of period Note Balance	{24}	$50,645,000	$72,581,000	$482,460,964

{25}	Note Pool Factors	{25}	100.0000000%	100.0000000%	96.4921928%

III.	CALCULATION OF STEP-DOWN AMOUNT:
{26}	Ending Pool Balance	{26}		$633,900,708

{27}	34.10% of Ending Aggregate Principal Balance	{27}	216,160,141

{28}	Aggregate, Cumulative Amount of principal paid to Class B & Class C Noteholders through prior period	{28}	0

{29}	Less Specified Reserve Balance	{29}	(12,903,237)

{30}	Sum of {27}, {28}, and {29}	{30}	203,256,904

{31}	80% of Ending Pool Balance	{31}	507,120,566

{32}	Lesser of {30} or {31}	{32}		203,256,904

{33}	Required Pro Forma Note Balance {26} - {32}	{33}		430,643,804

{34}	Beginning Note Balance	{34}	495,353,993

{35}	Total Monthly Principal Amount	{35}	(8,528,434)

{36}	Pro-Forma Note Balance ( Assuming 100% Pay-down)	{36}		486,825,559

{37}	Excess of Required Pro-forma over Pro-forma Balance	{37}		0

{38}	Pool Balance minus Pro-forma Note Balance not to exceed 1.5% Original Pool Balance ($9,677,428)	{38}		9,677,428

{39}	Step-Down Amount Lesser of {37} or {38}	{39}			$0

IV.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{40}	Total Monthly Principal Amounts	{40}	$8,528,434

{41}	Step-down Amount	{41}	0

{42}	Principal Distributable Amount	{42}		$8,528,434

V.	CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class A - 1	$108,353,993	0	2.87625%	29	Actual days/360	$251,054
{44}	Class A - 2	197,000,000	0	5.87625%	29	Actual days/360	932,528
{45}	Class A - 3	66,774,000	0	6.87625%	29	Actual days/360	369,875
{46}	Class B	50,645,000	0	10.7500%	30	30/360	453,695
{47}	Class C	72,581,000	0	13.1500%	30	30/360	795,367

VI.	RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	$16,871,322

{49}	Liquidation Proceeds collected during period	{49}	0

{50}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	0

{51}	Investment Earnings - Collection Account	{51}	11,313

{52}	Investment Earnings - Transfer From Reserve Account	{52}	16,408

{53}	Collection of Supplemental Servicing - Extension Fees	{53}	120,148

{54}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{54}	0

{55}	Collection of Supplemental Servicing - Late Fees & Prepayment Penalty Fees	{55}	70,136

Class A-1	Class A-2	Class A-3
{56}	Proceeds from Cap and Swap Agreement	0	0	0	{56}	0

{57}	Total Available Funds	{57}	17,089,327

{58}	Class B Guaranty Claim Amount	{58}	0

{59}	Class C Guaranty Claim Amount	{59}	0

{60}	Funds Available for Distribution	{60}	17,089,327

Distributions:	Class A-2	Class A-3
{61}	Net Swap Payments to Swap Provider	72,484	42,696	{61}	115,180

{62}	Base Servicing Fee	{62}	1,204,555

{63}	Repo and Recovery Fees - reimbursed to Servicer	{63}	0

{64}	Bank Service Charges - reimbursed to Servicer	{64}	75

{65}	Late Fees & Prepayment Penalty Fees - to Servicer	{65}	70,136

{66}	Agent fees	{66}	833

{67}	Backup Servicing Fees	{67}	3,000

{68}	Class A-1 Noteholders’ Interest Distributable Amount pari passu Swap Termination Payments	{68}	251,054

{69}	Class A-2 Noteholders’ Interest Distributable Amount pari passu Swap Termination Payments	{69}	932,528

{70}	Class A-3 Noteholders’ Interest Distributable Amount pari passu Swap Termination Payments	{70}	369,875

{71}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{71}	0

{72}	Class B Noteholders’ Interest Distributable Amount	{72}	453,695

{73}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{73}	0

{74}	Class C Noteholders’ Interest Distributable Amount	{74}	795,367

{75}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{75}	0

{76}	Noteholders’ Principal Distributable Amount	{76}	8,528,434

{77}	To the Reserve Account, the Reserve Account Deposit	{77}	0

{78}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{78}	4,364,595

{79}	To Class C Note Principal Amount, all remaining amounts	{79}	0

{80}	To Class B Note Principal Amount, all remaining amounts	{80}	0

{81}	Additional fees (Indenture Trustee, Owner Trustee, Trust Collateral Agent, Backup Servicer)	{81}	0

{82}	Unpaid Swap Termination Payments to Swap Provider	{82}	0

{83}	To the Certificateholders, the aggregate amount remaining	{83}	0

{84}	Total Distributions	{84}	$17,089,327

VII.	CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{85}	Class A	$372,127,993	$633,900,708	$0	$14,142,091	$0
{86}	Class B	422,772,993	633,900,708	0	13,688,396	0
{87}	Class C	495,353,993	633,900,708	0	12,893,029	0
{88}	Total					$0

**	Principal Parity Amount distributed as Noteholders Principal Distributable in first three months of Trust

VIII.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{89}	Excess Available Funds		{89}	$4,364,595

{90}	Pro-Forma Note Balance (Calculated after Step-Down)		{90}	486,825,559

{91}	Required Pro Forma Note Balance		{91}	430,643,804

{92}	Excess of Pro-Forma Balance over Required Pro-Forma Balance		{92}	56,181,755

{93}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance		{93}		$4,364,595

IX.	RECONCILIATION OF RESERVE ACCOUNT:				Initial
{94}	Specified Reserve Balance				$12,903,237
{95}	Beginning of period Reserve Account balance		{95}		$12,903,237

{96}	The Reserve Account Deposit, from Collection Account		{96}	0

{97}	Investment Earnings		{97}	16,408

{98}	Investment Earnings - transferred to Collection Account Available Funds		{98}	(16,408)

{99}	Reserve Account Withdrawal Amount		{99}	0

{100}	End of period Reserve Account balance		{100}		$12,903,237

X.	CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{101}	Aggregate Principal Balance		{101}	$633,900,708

{102}	End of Period Note Balance		{102}	482,460,964

{103}	Overcollateralization (Undercollateralization)		{103}	151,439,744

{104}	Overcollateralization %		{104}		23.89%

XI.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

				Cumulative	Monthly
{105}	Original Number of Receivables		{105}	37,905
{106}	Beginning of period number of Receivables		{106}	0	37,841
{107}	Number of Receivables becoming Liquidated Receivables during period		{107}	10	7
{108}	Number of Receivables becoming Purchased Receivables during period		{108}	0	0
{109}	Number of Receivables paid off during period		{109}	230	169
{110}	End of period number of Receivables		{110}	37,665	37,665

XII.	STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{111}	Weighted Average APR of the Receivables	{111}	15.98%	15.98%	15.99%
{112}	Weighted Average Remaining Term of the Receivables	{112}	61.00	60.05	59.07
{113}	Weighted Average Original Term of Receivables	{113}	70.00	70.00	70.00
{114}	Average Receivable Balance	{114}	$17,020	$16,977	$16,830
{115}	Net Losses in Period	{115}	$0	$10,700	$50,976
{116}	Aggregate Realized Losses	{116}	$0	$10,700	$61,676
{117}	Aggregate Realized Loss Percentage	{117}		0.001%	0.009%
{118}	ABS Prepay Speed	{118}		(0.6949)	0.2273

XIII.	DELINQUENCY:

	Receivables with Scheduled Payment delinquent		Units	Dollars	Percentage
	{119} 31-60 days	{119}	1,907	$33,799,460	5.26%
	{120} 61-90 days	{120}	280	5,070,085	0.79%
	{121} over 90 days	{121}	5	136,299	0.02%
	{122} Total	{122}	2,192	$39,005,844	6.07%

XIV.	EXTENSIONS

	{123} Principal Balance of Receivables extended during current period	{123}		$14,560,982

	{124} Beginning of Period Aggregate Principal Balance	{124}		642,429,142

	{125} Extension Rate {123} divided by {124}	{125}			2.27%

By:	/s/Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	January 2, 2009

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